Capital Stock (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of restricted shares
	December 31, 2019	December 31, 2018

Restricted stock - vested	1,802,373	1,802,373
Restricted stock - unvested	149,162	149,162
Total restricted stock	1,951,535	1,951,535